Label		Element	Value
Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Income Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Tributary Income Fund (the "Fund") seeks the generation of current income in a manner consistent with preserving capital and maximizing total return.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class or Institutional Plus Class shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	52.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The Fund invests primarily in debt securities rated within the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized statistical rating organization ("NRSRO"), or if unrated, deemed to be of comparable quality by the Fund's sub-adviser, First National Fund Advisers. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings ("junk" or "high yield" bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more. The dollar-weighted average portfolio maturity is measured from the portion of the Fund's assets that are invested in fixed income securities. The Fund does not place specific limits on duration.  Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund. In addition, the Fund is subject to the following principal risks:

General Market Risk: All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

High-Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk: High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment grade" by national ratings agencies. Junk bonds are subject to increased risk of an issuer's inability to meet principal and interest payment obligations. Lower-rated bonds can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-rated bonds is likely to be higher during economic recessions or periods of high interest rates.

Interest Rate Risk: Changes in interest rates affect the value of the Fund's fixed income securities. When interest rates rise, the value of the Fund's fixed income securities and the Fund's shares will generally decline.

Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The price of a security held by the Fund can be adversely affected prior to actual default if its credit status deteriorates and the probability of default rises.

Reinvestment Risk: If interest rates decline when a fixed income security is held by the Fund or matures, the cash flows from that security will likely be reinvested at a lower interest rate.

Mortgage-Related and Other Asset-Backed Securities Risk: The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities comprised of loans on certain types of commercial properties than on those comprised of loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in the value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]		rr_RiskLoseMoney	The value of your investment may fluctuate significantly, which means loss of money is a risk of the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance History for Past 10 Years
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund. The bar chart illustrates how the Fund's performance has varied from year-to-year. The table compares the Fund's average annual returns for 1, 5, and 10 years to a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual average returns of the index do not reflect the returns net of fees, expenses, or taxes.

Performance for the Fund is available on the Performance tab of the Fund's website at www.tributaryfunds.com and is updated monthly and quarterly.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund's annual returns and its long-term performance and provides some indication of the risks of an investment in the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.tributaryfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns — Institutional Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Institutional Class' total return for the six-month period ended June 30, 2015 was 0.11%.
Best Quarter	Worst Quarter
September 30, 2009	June 30, 2013
4.69%	-1.83%

Year to Date Return, Label		rr_YearToDateReturnLabel	The Institutional Class' total return for the six-month period ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.83%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2014)
Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.71%
Income Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee		rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.12%
Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses Less Fee Waiver		rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,341
Annual Return 2005		rr_AnnualReturn2005	1.45%
Annual Return 2006		rr_AnnualReturn2006	3.45%
Annual Return 2007		rr_AnnualReturn2007	6.14%
Annual Return 2008		rr_AnnualReturn2008	0.73%
Annual Return 2009		rr_AnnualReturn2009	8.01%
Annual Return 2010		rr_AnnualReturn2010	6.68%
Annual Return 2011		rr_AnnualReturn2011	7.30%
Annual Return 2012		rr_AnnualReturn2012	6.05%
Annual Return 2013		rr_AnnualReturn2013	(0.87%)
Annual Return 2014		rr_AnnualReturn2014	5.63%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.63%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.91%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.41%
Income Fund | Institutional | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.47%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.97%
Income Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.18%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.85%
Income Fund | Institutional Plus
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee		rr_Component1OtherExpensesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses Less Fee Waiver		rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,085

[1]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.
[2]	The investment adviser agrees to waive its advisory fee and reduce the administration fee payable to it and/or reimburse other expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend, extraordinary expenses, and acquired fund fees and expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) of 0.64%. The Institutional Class may incur an additional shareholder servicing fee of up to 0.25%. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Directors approves a change in or elimination of the waiver.